Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ (5,511)	$ (6,804)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2,388	3,962
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 88,248	$ 94,602
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.90%
Hedging		$ 164
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.01%	8.58%
Hedging	$ 486	$ 578
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.14%	4.12%
Hedging	$ 628	$ 613
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.00%	0.15%
Hedging	$ 1,167	$ 2,690
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.27%	2.12%
Hedging	$ 22,778	$ 26,092
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.53%	1.05%
Hedging	$ 493	$ 617
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.94%	4.91%
Hedging	$ 59,850	$ 62,340
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	7.15%	7.30%
Hedging	$ 503	$ 260
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	11.37%	11.96%
Hedging	$ 464	$ 479
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.00%	0.99%
Hedging	$ 225	$ 231
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.13%	3.91%
Hedging	$ 335	$ 846
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.36%	4.30%
Hedging	$ 3,707	$ 3,655
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5,057	6,461
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 85,579	$ 92,103
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.90%
Hedging		$ 164
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.01%	8.58%
Hedging	$ 486	$ 578
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.29%	1.23%
Hedging	$ 2,046	$ 1,895
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.30%	4.29%
Hedging	$ 3,161	$ 2,646
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.00%	0.15%
Hedging	$ 1,167	$ 2,690
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.20%	2.15%
Hedging	$ 31,500	$ 35,515
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		1.13%
Hedging		$ 201
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.43%	5.30%
Hedging	$ 44,596	$ 47,892
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	6.60%	7.90%
Hedging	$ 832	$ 573
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.65%	11.72%
Hedging	$ 631	$ 502
After hedging [Member] | Pound Sterling [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.26%	1.10%
Hedging	$ 1,011	$ 937
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.44%	4.36%
Hedging	$ 3,015	$ 2,973
After hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.17%	1.30%
Hedging	$ 2,191	$ 1,997